Other Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Taxes Other Than Income Tax Assets And Liabilities [Abstract]
Asset, Recoverable State VAT (ICMS)	[1]	R$ 1,301,684	R$ 1,240,353
Asset, Taxes on revenue (PIS and COFINS)	[2]	2,736,009	215,860
Asset, Other		47,257	63,015
Asset, Total		4,084,950	1,519,228
Asset, Current		1,089,391	803,252
Asset, Non-current		2,995,559	715,976
Liability, State VAT (ICMS)		526,618	556,693
Liability, ICMS Agreement		220,467	34,113
Liability, Taxes on revenue (PIS and COFINS)	[3]	574,063	235,319
Liability, FUST/FUNTTEL/broadcasting fees	[4]	669,193	655,022
Liability, Other	[5]	120,460	181,437
Liability, Total		2,110,801	1,662,584
Liability, Current		886,763	1,033,868
Liability, Non-current		R$ 1,224,038	R$ 628,716

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.
[2]	The Company and its subsidiaries filed legal proceedings to claim the right to deduct ICMS from the PIS and COFINS tax bases and the recovery of past unduly paid amounts, within the relevant statute of limitations. In 2019, the 1st and 2nd Region Federal Courts (Brasília and Rio de Janeiro) issued final and unappealable decisions favorable to the Company on two of the three main lawsuits of the Company relating to the discussion about the non-levy of PIS and COFINS on ICMS.
[3]	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[4]	The Company and its subsidiaries Telemar and Oi Móvel filed lawsuits to discuss the correct calculation of the contribution to the FUST and in the course of the lawsuits made escrow deposits to suspend its collection. These discussions are also being judged by higher courts and a possible transformation of the deposited amounts into definitive payments should not occur within two (2) years.
[5]	Consisting primarily of monetary corrections to suspended taxes and withholding tax on intragroup loans and interest on capital.